Leasing Arrangements - Schedule Of Finance Lease Cost (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Lessee, Lease, Description [Line Items]
Depreciation and Amortization	$ 1,235	$ 1,333	$ 3,750	$ 3,993	$ 5,271	$ 4,499	$ 2,162
Interest Expense	1,055	1,165	3,225	3,533	4,675	4,621	3,780
Total	$ 2,290	$ 2,498	$ 6,975	$ 7,526	$ 9,946	$ 9,120	$ 5,942